Provisions - Additional Information (Detail) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Oct. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Termination benefit expense		£ 200
Provisions		4,822	£ 4,123
Top of range [member]
Disclosure of other provisions [line items]
Employee base reduction percentage	40.00%
Restructuring [member]
Disclosure of other provisions [line items]
Provisions		£ 179